Cover Page	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	ELOXX PHARMACEUTICALS, INC.
Entity Central Index Key	0001035354
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Tax Identification Number	84-1368850
Entity Address, Address Line One	P.O. Box 274
Entity Address, City or Town	Arlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02476
City Area Code	781
Local Phone Number	577-5300
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	P.O. Box 274
Entity Address, City or Town	Arlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02476
City Area Code	781
Local Phone Number	577-5300
Contact Personnel Name	Sumit Aggarwal